Accounting Policies - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Disclosure of changes in accounting estimates [line items]
Loans and advances to banks	£ 2,799	£ 3,463
Reverse repurchase agreements - non trading	21,127	2,614
Deposit by banks	17,221	12,708
Repurchase agreements - non trading	10,910	1,076
Other assets	2,280	2,511
Other liabilities	2,448	2,730
Provisions	509	558	£ 700
Expected credit losses allowance	807
Additional provisions	296	385
Defined benefit pension schemes in net asset having surplus	842	449
Defined benefit pension schemes in net liabilities having deficit	114	286
Miscellaneous other provisions [member]
Disclosure of changes in accounting estimates [line items]
Additional operational risk losses and restructuring charges	58	0
Retail banking Corporate and Commercial Banking and Corporate Centre [member]
Disclosure of changes in accounting estimates [line items]
Expected credit losses allowance	789
Corporate and investment banking [member]
Disclosure of changes in accounting estimates [line items]
Expected credit losses allowance	£ 18
180 Days [member] | Unsecured Debt [member]
Disclosure of changes in accounting estimates [line items]
Written off period for past due	180 days
Payment protection insurance [member]
Disclosure of changes in accounting estimates [line items]
Provisions	£ 246	356	457
Additional provisions	0	£ 109	£ 144
House price index [Member]
Disclosure of changes in accounting estimates [line items]
Expected credit losses allowance for residential mortgages	237
IFRS 16 [member]
Disclosure of changes in accounting estimates [line items]
Increase Property, plant and equipment	210
Other assets	(12)
Other liabilities	181
Provisions	17
IFRS 16 [member] | Santandar UK plc [member]
Disclosure of changes in accounting estimates [line items]
Increase Property, plant and equipment	223
Other assets	(12)
Other liabilities	194
Provisions	£ 17
IFRS 9 [member]
Disclosure of changes in accounting estimates [line items]
Loans and advances to banks				£ (1,462)
Reverse repurchase agreements - non trading				1,462
Deposit by banks				(2,384)
Repurchase agreements - non trading				2,384
IFRS 9 [member] | Santandar UK plc [member]
Disclosure of changes in accounting estimates [line items]
Loans and advances to banks				(476)
Reverse repurchase agreements - non trading				476
Deposit by banks				(2,933)
Repurchase agreements - non trading				£ 2,933
Stage 2 [member]
Disclosure of changes in accounting estimates [line items]
Probability weight	100.00%